SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 10, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts		$ 29,000		$ 29,000		$ 105,000	$ 79,250
Deposits in excess of FDIC limits		306,758		306,758		0	0
Restricted cash							50,000
Advertising costs		21,200	$ 44,132	42,015	$ 63,771	134,217	223,728
Research and development expenses			$ 43,339	$ 59,006	$ 51,570	$ 450,722
Stock options, outstanding		79,385,000	47,850,000	79,385,000	47,850,000	47,885,000	47,850,000
Stock options vested and exercisable		47,885,000	31,350,000	47,885,000	31,350,000	39,635,000	23,100,000
Description of likelihood settlement				The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.

The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.

Minimum [Member]
Convertible debt issued	10.00%
Furniture And Other Equipment [Member]
Property plant and equipment estimated useful lives				5 years		5 years
Warrant [Member] | On January 1, 2018 [Member]
Anti-dilutive provisions liability				$ 175,975